UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSgA ACTIVE ETF TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

SPDR SSgA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Multi-Asset Real Return Portfolio. The schedule of investments for the SSgA Multi-Asset Real Return Portfolio follows.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 16.6%
PowerShares DB Commodity Index Tracking Fund (a)	752,054	$19,651,171
PowerShares DB Oil Fund (a)	583	16,685

		19,667,856

INFLATION LINKED — 17.5%
SPDR Barclays TIPS ETF (b)	253,278	14,077,191
SPDR DB International Government Inflation-Protected Bond ETF (b)	109,126	6,557,382

		20,634,573

NATURAL RESOURCES — 46.4%
Market Vectors Gold Miners ETF	27,555	650,298
PowerShares Global Agriculture Portfolio	115,037	3,510,929
SPDR S&P Global Natural Resources ETF (b)	791,988	39,868,676
SPDR S&P International Energy Sector ETF (b)	91,448	2,430,779
SPDR S&P Metals & Mining ETF (b)	86,229	3,598,336
The Energy Select Sector SPDR Fund (b)	53,073	4,726,682

		54,785,700

REAL ESTATE — 19.3%
SPDR Dow Jones International Real Estate ETF (b)	269,103	11,078,971
SPDR Dow Jones REIT ETF (b)	151,176	11,796,263

		22,875,234

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $118,507,589)		$117,963,363

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.08% (b) (c) (Cost $146,790)	146,790	146,790

TOTAL INVESTMENTS — 99.9% (d)
(Cost $118,654,379)		118,110,153

OTHER ASSETS & LIABILITIES — 0.1%		59,885

NET ASSETS — 100.0%		$118,170,038

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SPDR SSgA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Income Allocation Portfolio. The schedule of investments for the SSgA Income Allocation Portfolio follows.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.3%
DOMESTIC EQUITY — 27.7%
SPDR S&P Dividend ETF (a)	208,358	$15,330,982
SPDR Wells Fargo Preferred Stock ETF (a)	136,081	5,760,309
The Consumer Discretionary Select Sector SPDR Fund (a)	28,330	1,833,517
The Industrial Select Sector SPDR Fund (a)	36,091	1,888,642
The Technology Select Sector SPDR Fund (a)	52,435	1,906,012

		26,719,462

DOMESTIC FIXED INCOME — 31.1%
SPDR Barclays Convertible Securities ETF (a)	38,801	1,877,580
SPDR Barclays High Yield Bond ETF (a)	220,403	9,104,848
SPDR Barclays Long Term Corporate Bond ETF (a)	262,182	10,293,265
SPDR Barclays Long Term Treasury ETF (a)	122,559	7,819,264
SPDR Nuveen Barclays Build America Bond ETF (a)	16,629	956,351

		30,051,308

INFLATION LINKED — 4.4%
SPDR Barclays TIPS ETF (a)	77,115	4,286,052

INTERNATIONAL EQUITY — 20.4%
SPDR EURO STOXX 50 ETF (a)	34,397	1,467,376
SPDR Russell/Nomura PRIME Japan ETF (a)	21,391	927,514
SPDR S&P Emerging Markets Dividend ETF (a)	52,382	1,994,706
SPDR S&P Global Infrastructure ETF (a)	81,788	3,904,559
SPDR S&P International Dividend ETF (a)	118,770	5,769,847
SPDR STOXX Europe 50 ETF (a)	145,578	5,587,284

		19,651,286

INTERNATIONAL FIXED INCOME — 5.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	98,657	2,925,180
SPDR Barclays International Corporate Bond ETF (a)	51,012	1,904,278

		4,829,458

Security Description	Shares	Value
REAL ESTATE — 10.7%
SPDR Dow Jones International Real Estate ETF (a)	101,038	$4,159,735
SPDR Dow Jones REIT ETF (a)	79,110	6,172,953

		10,332,688

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $94,578,460)		$95,870,254

SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.08% (a) (b) (Cost $442,146)	442,146	442,146

TOTAL INVESTMENTS — 99.8% (c)
(Cost $95,020,606)		96,312,400

OTHER ASSETS & LIABILITIES — 0.2%		210,083

NET ASSETS — 100.0%		$96,522,483

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SPDR SSgA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Global Allocation Portfolio. The schedule of investments for the SSgA Global Allocation Portfolio follows.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 30.4%
SPDR S&P 500 ETF Trust (a)	58,126	$10,871,887
SPDR S&P 500 Growth ETF (a)	19,098	1,650,449
SPDR S&P 500 Value ETF (a)	35,944	3,391,317
SPDR S&P 600 Small Cap ETF (a)	23,956	2,489,028
SPDR S&P MidCap 400 ETF Trust (a)	6,679	1,673,557
The Consumer Discretionary Select Sector SPDR Fund (a)	25,034	1,620,201
The Industrial Select Sector SPDR Fund (a)	31,916	1,670,164
The Technology Select Sector SPDR Fund (a)	46,377	1,685,804

		25,052,407

DOMESTIC FIXED INCOME — 13.3%
SPDR Barclays Aggregate Bond ETF (a)	73,654	4,206,380
SPDR Barclays High Yield Bond ETF (a)	122,551	5,062,582
SPDR Barclays Long Term Corporate Bond ETF (a)	43,937	1,724,966

		10,993,928

INFLATION LINKED — 7.2%
SPDR Barclays TIPS ETF (a)	75,509	4,196,790
SPDR DB International Government Inflation-Protected Bond ETF (a)	28,244	1,697,182

		5,893,972

INTERNATIONAL EQUITY — 36.6%
SPDR EURO STOXX 50 ETF (a)	59,861	2,553,670
SPDR Russell/Nomura PRIME Japan ETF (a)	113,676	4,928,992
SPDR S&P Emerging Markets ETF (a)	13,831	877,439
SPDR S&P International Small Cap ETF (a)	73,835	2,502,268
SPDR S&P World ex-US ETF (a)	573,146	16,861,955
SPDR STOXX Europe 50 ETF (a)	64,226	2,464,994

		30,189,318

INTERNATIONAL FIXED INCOME — 4.1%
SPDR Barclays International Corporate Bond ETF (a)	44,778	1,671,563
SPDR Barclays International Treasury Bond ETF (a)	28,363	1,684,195

		3,355,758

Security Description	Shares	Value
REAL ESTATE — 8.2%
SPDR Dow Jones International Real Estate ETF (a)	60,842	$2,504,865
SPDR Dow Jones REIT ETF (a)	54,525	4,254,586

		6,759,451

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $78,397,942)		$82,244,834

SHORT TERM INVESTMENT — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.08% (a) (b) (Cost $1,710,187)	1,710,187	1,710,187

TOTAL INVESTMENTS — 101.9% (c)
(Cost $80,108,129)		83,955,021

OTHER ASSETS & LIABILITIES — (1.9)%		(1,556,563)

NET ASSETS — 100.0%		$82,398,458

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SPDR Blackstone/GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone/GSO Senior Loan Portfolio. The schedule of investments for the Blackstone/GSO Senior Loan Portfolio follows.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS* — 88.0%
AEROSPACE & DEFENSE — 0.8%
Booz Allen Hamilton, Inc., Senior Secured Term Loan, 3.75%, 7/31/19	$2,972,343	$2,984,589
DigitalGlobe, Inc., Senior Secured Term Loan B, 3.75%, 1/31/20	1,980,000	1,985,366

		4,969,955

AIR FREIGHT & LOGISTICS — 0.2%
Kenan Advantage Group, Inc., Senior Secured Term Loan, 3.75%, 6/10/16	1,373,998	1,383,445

AIRLINES — 2.0%
Delta Air Lines, Inc.
Senior Secured Term Loan B, 3.50%, 4/20/17	1,984,733	1,991,282
Senior Secured Term Loan B1, 3.50%, 10/18/18	2,982,431	2,988,724
United Airlines, Inc., Senior Secured Term Loan B, 3.50%, 4/1/19	3,974,975	3,981,931
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,287,402	3,288,947

		12,250,884

AUTO COMPONENTS — 1.4%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, 4.75%, 4/27/20	1,985,000	1,990,786
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,969,900	3,976,272
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,668,174	2,699,872

		8,666,930

AUTOMOBILES — 0.7%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,166,667	4,155,396

BIOTECHNOLOGY — 1.0%
Grifols Worldwide Operations USA, Inc., Senior Secured Term Loan B, 3.15%, 2/27/21	6,147,541	6,151,721

BUILDING PRODUCTS — 2.1%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	3,066,754	3,064,300

Security Description	Principal Amount	Value
Armstrong World Industries, Inc., Senior Secured Term Loan B, 3.50%, 3/16/20	$2,974,962	$2,983,872
Ply Gem Industries, Inc., Senior Secured Term Loan, 4.00%, 2/1/21	806,452	808,807
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,972,494	5,993,009

		12,849,988

CAPITAL MARKETS — 0.3%
RPI Finance Trust, Senior Secured Term Loan B2, 3.25%, 5/9/18	1,975,709	1,986,832

CHEMICALS — 2.9%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 4.00%, 2/1/20	5,711,862	5,724,172
Huntsman International LLC, Senior Secured Incremental Term Loan, LIBOR + 3.00%, 10/15/20	2,398,524	2,405,120
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	6,945,465	6,915,703
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	2,984,603	2,980,663

		18,025,658

COMMERCIAL SERVICES & SUPPLIES — 4.3%
4L Holdings LLC, Senior Secured Term Loan B, 6.75%, 5/7/18 (a)	3,267,832	3,274,645
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	3,964,874	3,963,487
Aramark Corp.
Senior Secured Term Loan E, 3.25%, 9/7/19	2,000,000	1,984,750
Senior Secured Term Loan F, 3.25%, 2/24/21	2,000,000	1,983,750
Asurion LLC
Senior Secured Term Loan B2, 4.25%, 7/8/20	2,595,769	2,590,669
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,118,226	3,130,325
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	1,276,596	1,322,074
KAR Auction Services, Inc., Senior Secured Term Loan B2, 3.50%, 3/7/21	992,741	990,259

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Lineage Logistics Holdings, LLC, Senior Secured Term Loan, LIBOR + 3.50%, 3/31/21	$3,076,923	$3,061,538
Monitronics International, Inc., Senior Secured Term Loan B, 4.25%, 3/23/18	2,128,678	2,133,340
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,973,711	1,966,309

		26,401,146

COMMUNICATIONS EQUIPMENT — 1.1%
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.00%, 5/31/19	5,038,076	5,061,704
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/1/19	1,592,000	1,610,308

		6,672,012

CONSUMER FINANCE — 0.7%
Moneygram International, Inc., Senior Secured Term Loan B, 4.25%, 3/27/20	3,969,925	3,984,812

CONTAINERS & PACKAGING — 1.4%
Berry Plastics Holding Corp.
Senior Secured Term Loan D, 3.50%, 2/7/20	2,972,481	2,963,757
Senior Secured Term Loan E, 3.50%, 1/6/21	1,220,052	1,218,527
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20	2,000,000	2,010,000
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.00%, 12/1/18	2,481,219	2,492,310

		8,684,594

DISTRIBUTORS — 0.1%
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	748,125	758,176

DIVERSIFIED CONSUMER SERVICES — 1.9%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, 4.00%, 1/30/20	3,962,387	3,976,830
ServiceMaster Co.
Senior Secured Term Loan, 4.25%, 1/31/17	3,967,362	3,975,634
Senior Secured Extended Term Loan, 4.41%, 1/31/17	3,967,197	3,982,491

		11,934,955

DIVERSIFIED FINANCIAL SERVICES — 1.3%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,463,800	2,472,658

Security Description	Principal Amount	Value
Opabl Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	$1,231,481	$1,237,639
TransUnion LLC, Senior Secured Term Loan, LIBOR + 3.00%, 3/17/21	4,578,313	4,592,620

		8,302,917

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Crown Castle Operating Co., Senior Secured Term Loan B2, 3.25%, 1/31/21	2,977,513	2,972,302
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	2,891,243	2,902,519
LTS Buyer LLC, Senior Secured First Lien Term Loan, 4.00%, 4/13/20	3,251,495	3,237,286
Telesat LLC, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,980,000	1,977,109
Time Warner Telecom Holdings, Inc., Senior Secured Term Loan B, LIBOR + 2.50%, 4/17/20	1,994,975	2,002,456
Virgin Media Investment Holdings, Ltd., Senior Secured Term Loan B, 3.50%, 6/8/20	2,000,000	1,997,410
Windstream Corp., Senior Secured Term Loan B4, 3.50%, 1/23/20	1,979,950	1,979,207
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	1,979,860	1,984,067

		19,052,356

ELECTRIC UTILITIES — 1.8%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	4,388,977	4,322,045
EFS Cogen Holdings I, Inc., Senior Secured Term Loan B, 3.75%, 12/17/20 (a)	2,809,185	2,827,923
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,857,908	3,868,151

		11,018,119

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	5,125,638	5,086,734

ENERGY EQUIPMENT & SERVICES — 0.6%
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/6/20	3,857,216	3,864,448

FOOD & STAPLES RETAILING — 3.3%
Albertson’s LLC, Senior Secured Term Loan B2, 4.75%, 3/21/19	4,658,662	4,696,513

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/26/19	$4,466,275	$4,486,753
Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.00%, 4/23/20	1,573,750	1,576,213
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,947,796	2,956,183
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/29/19	6,663,172	6,703,984

		20,419,646

FOOD PRODUCTS — 2.0%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,339,686	2,353,677
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	3,970,000	3,991,517
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20	4,000,000	4,165,000
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.25%, 4/29/20	1,984,962	1,978,085

		12,488,279

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Accellent, Inc., Senior Secured Term Loan, LIBOR + 3.50%, 2/19/21	2,439,024	2,440,037
Hologic, Inc., Senior Secured Term Loan B, 3.25%, 8/1/19	2,554,963	2,549,380
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,466,156	3,485,653
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.00%, 5/4/18	5,538,005	5,554,619
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,426,873	4,480,814

		18,510,503

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 5.00%, 6/30/18	3,065,980	3,079,394
CHG Buyer Corp., Senior Secured Term Loan, 4.25%, 11/19/19	3,860,697	3,873,977
Community Health Systems, Inc., Senior Secured Term Loan D, 4.25%, 1/27/21	4,030,303	4,069,437
DaVita, Inc., Senior Secured Term Loan B, 4.50%, 10/20/16	2,969,309	2,990,956
MPH Acquisition Holdings LLC, Senior Secured Term Loan, LIBOR + 3.00%, 3/6/21	8,120,301	8,110,150

Security Description	Principal Amount	Value
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.75%, 1/27/21	$725,389	$731,170
Sheridan Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 6/29/18	1,557,825	1,568,699
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,860,360	2,842,483

		27,266,266

HEALTH CARE TECHNOLOGY — 0.7%
IMS Health, Inc., Senior Secured Term Loan, 3.75%, 3/17/21	4,496,365	4,495,174

HOTELS, RESTAURANTS & LEISURE — 9.2%
Caesars Entertainment Operating Co., Inc., Senior Secured Extended Term Loan B5, 4.49%, 1/26/18	1,918,648	1,787,940
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/12/20	8,652,733	8,778,630
California Pizza Kitchen, Inc., Senior Secured Term Loan, 5.25%, 3/29/18	3,977,462	3,798,477
CEC Entertainment, Inc., Senior Secured Term Loan, 4.25%, 2/14/21	3,423,913	3,406,074
Cedar Fair LP, Senior Secured Term Loan B, 3.25%, 3/6/20	1,969,527	1,970,354
Centaur Acquisition LLC, Senior Secured First Lien Term Loan, 5.25%, 2/20/19 (a)	3,174,897	3,191,771
Delta 2 (LUX) S.A.R.L., Senior Secured Term Loan B, 4.50%, 4/30/19	6,534,595	6,588,211
Dunkin’ Brands, Inc., Senior Secured Term Loan B4, 3.25%, 2/7/21	6,269,445	6,232,236
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 4.00%, 10/26/20	4,833,333	4,846,722
Las Vegas Sands LLC, Senior Secured Term Loan B, 3.25%, 12/20/20	8,336,664	8,335,872
OSI Restaurant Partners LLC, Senior Secured Term Loan, 3.50%, 10/25/19	948,718	948,448
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	3,852,777	3,865,587
Pinnacle Entertainment, Inc., Senior Secured Term Loan B2, 3.75%, 8/13/20	3,007,576	3,019,320

		56,769,642

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.9%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	$3,920,175	$3,925,565
Tempur-Pedic International, Inc., Senior Secured Term Loan B, 3.50%, 3/18/20	1,665,341	1,661,445

		5,587,010

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp., Senior Secured Term Loan B, 3.75%, 6/1/18	3,967,374	3,988,461
Atlantic Power LP, Senior Secured Term Loan B, LIBOR + 3.75%, 2/19/21	867,052	870,850
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/2/18	2,475,756	2,486,933
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,381,864	2,392,106

		9,738,350

INDUSTRIAL CONGLOMERATES — 0.7%
Sequa Corp., Senior Secured Term Loan B, 5.25%, 6/19/17	4,459,862	4,380,878

INSURANCE — 1.6%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.25%, 12/20/19	2,934,615	2,955,393
National Financial Partners Corp., Senior Secured Term Loan, 5.25%, 7/1/20	3,385,606	3,412,064
Sedgwick CMS Holdings, Inc., Senior Secured First Lien Term Loan, 3.75%, 3/1/21	3,658,537	3,626,140

		9,993,597

INTERNET SOFTWARE & SERVICES — 2.2%
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,181,818	3,163,920
Leonardo Acquisition Corp., Senior Secured Term Loan, 3.25%, 1/31/21 (a)	3,153,846	3,169,221
Sabre, Inc., Senior Secured Term Loan B, 4.25%, 2/19/19	5,457,318	5,464,713
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19 (a)	1,980,000	1,989,900

		13,787,754

IT SERVICES — 0.8%
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20 (a)	3,059,350	3,079,756

Security Description	Principal Amount	Value
SunGard Data Systems, Inc., Senior Secured Term Loan E, 4.00%, 3/9/20	$1,745,566	$1,754,024

		4,833,780

LEISURE PRODUCTS — 0.5%
SRAM LLC, Senior Secured Term Loan B, 4.00%, 4/10/20	3,016,251	3,010,595

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	2,971,168	2,983,915
Quintiles Transnational Corp., Senior Secured Term Loan B3, 3.75%, 6/8/18	7,000,000	7,012,250

		9,996,165

MACHINERY — 1.4%
Gardner Denver, Inc., Senior Secured Term Loan, LIBOR + 3.25%, 7/30/20	3,000,000	3,003,750
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,401,429	5,413,771

		8,417,521

MEDIA — 5.0%
Acosta, Inc., Senior Secured Term Loan B, LIBOR + 3.25%, 3/3/18	1,090,909	1,097,046
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,046,599	3,049,357
Charter Communications Operating LLC, Senior Secured Term Loan E, 3.00%, 7/1/20	3,631,098	3,604,772
Clear Channel Communications, Inc., Senior Secured Term Loan B, 3.80%, 1/29/16	6,082,558	6,020,364
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	6,273,318	6,310,581
Interactive Data Corp., Senior Secured Term Loan B, 3.75%, 2/11/18	1,990,566	1,990,566
Univision Communications, Inc.
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,980,006	2,988,693
Senior Secured Term Loan C3, 4.00%, 3/2/20	2,006,757	2,006,586
WideOpenWest Finance LLC, Senior Secured Term Loan B, 4.75%, 4/1/19	3,964,962	3,976,738

		31,044,703

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
METALS & MINING — 0.8%
Fairmount Minerals, Ltd.
Senior Secured Term Loan B1, 3.75%, 3/15/17	$1,990,000	$2,005,751
Senior Secured Term Loan B2, 4.50%, 9/5/19	2,985,000	3,007,387

		5,013,138

MULTI-UTILITIES — 0.3%
Power Team Services LLC
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20 (a) (b)	168,912	168,489
Senior Secured First Lien Term Loan, 4.25%, 5/6/20 (a)	1,354,706	1,351,319

		1,519,808

MULTILINE RETAIL — 1.2%
Hudsons Bay Co., Senior Secured First Lien Term Loan, 4.75%, 11/4/20	3,700,000	3,754,575
The Neiman Marcus Group, Inc., Senior Secured Term Loan B, 4.25%, 10/25/20	3,539,516	3,555,355

		7,309,930

OIL, GAS & CONSUMABLE FUELS — 0.9%
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	3,000,000	3,013,125
EP Energy LLC
Senior Secured Term Loan B3, 3.50%, 5/24/18	2,000,000	2,003,210
Senior Secured Term Loan B2, 4.50%, 4/30/19	750,000	753,983

		5,770,318

PERSONAL PRODUCTS — 1.0%
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,993,750	6,011,222

PHARMACEUTICALS — 2.0%
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,972,412	2,980,780
Jazz Pharmaceuticals, Inc., Senior Secured Term Loan B, 3.25%, 6/12/18	508,929	509,756
Par Pharmaceutical Cos., Inc., Senior Secured Term Loan B2, 4.00%, 9/30/19	1,395,370	1,399,242
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	3,398,250	3,392,575

Security Description	Principal Amount	Value
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 3.75%, 8/5/20	$3,990,000	$4,007,456

		12,289,809

PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 12/18/17	3,399,550	3,419,386

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,980,038	1,989,938

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Freescale Acquisition Corp.
Senior Secured Term Loan B4, 4.25%, 2/28/20	2,981,588	3,000,446
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,487,500	2,517,288

		5,517,734

SOFTWARE — 3.6%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,662,500	1,671,162
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	4,904,375	4,919,260
Eagle Parent, Inc., Senior Secured Term Loan, 4.00%, 5/16/18	1,953,605	1,961,908
Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	2,745,304	2,739,868
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,765,891	2,761,285
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	727,924	735,960
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,860,556	2,873,428
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	4,388,885	4,408,086

		22,070,957

SPECIALTY RETAIL — 5.1%
Bass Pro Group LLC, Senior Secured Term Loan, 3.75%, 11/20/19	4,962,922	4,987,215
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B2, 4.25%, 2/23/17	3,834,635	3,859,081

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
General Nutrition Centers, Inc., Senior Secured Term Loan, 3.25%, 3/4/19	$1,998,315	$1,991,760
J Crew Group, Inc., Senior Secured Term Loan B, 4.00%, 3/5/21	4,881,647	4,877,986
Michaels Stores, Inc., Senior Secured Term Loan, 3.75%, 1/28/20	1,985,000	1,990,340
Party City Holdings, Inc., Senior Secured Term Loan B, 4.00%, 7/27/19	5,957,450	5,969,662
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18	4,277,519	4,300,189
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,404,545	3,422,521

		31,398,754

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Dell, Inc., Senior Secured Term Loan B, 4.50%, 4/29/20	12,060,682	11,999,112

TRADING COMPANIES & DISTRIBUTORS — 0.2%
WESCO Distribution, Inc., Senior Secured Term Loan B, 3.75%, 12/12/19	1,504,126	1,512,587

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Avaya, Inc., Senior Secured Term Loan B6, 6.50%, 3/30/18	5,982,492	6,003,042
Syniverse Holdings, Inc. Senior Secured Term Loan, 4.00%, 4/23/19	1,967,079	1,969,941
Senior Secured Term Loan B, 4.00%, 4/23/19	2,908,564	2,917,654

		10,890,637

TOTAL SENIOR FLOATING RATE LOANS
(Cost $543,034,313)		$543,654,271

CORPORATE BONDS & NOTES — 4.9%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Corp., 5.75%, 3/15/20	1,000,000	1,056,250

COMMUNICATIONS EQUIPMENT — 0.3%
Alcatel-Lucent USA, Inc., 4.63%, 7/1/17 (c)	2,000,000	2,055,000

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (c)	$700,000	$724,500

DIVERSIFIED CONSUMER SERVICES — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, 4/15/19	2,000,000	2,115,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc. 1.76%, 9/15/16	1,750,000	1,800,195
1.98%, 9/14/18	1,000,000	1,050,195

		2,850,390

HEALTH CARE PROVIDERS & SERVICES — 0.6%
HCA, Inc., 3.75%, 3/15/19	3,500,000	3,513,125

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
NRG Energy, Inc., 7.63%, 5/15/19	1,566,000	1,634,512

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	2,000,000	2,025,000

MEDIA — 1.5%
Allbritton Communications Co., 8.00%, 5/15/18	2,000,000	2,095,000
Clear Channel Communications, Inc., 9.00%, 12/15/19	6,000,000	6,300,000
Univision Communications, Inc., 6.88%, 5/15/19 (c)	1,000,000	1,075,000

		9,470,000

ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/1/17 (c)	750,000	756,563

SPECIALTY RETAIL — 0.3%
J Crew Group, Inc., 8.13%, 3/1/19	2,000,000	2,081,260

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Avaya, Inc., 9.00%, 4/1/19 (c)	2,000,000	2,080,000

TOTAL CORPORATE BONDS & NOTES
(Cost $30,219,395)		$30,361,600

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 9.2%
MONEY MARKET FUND — 9.2%
State Street Institutional Liquid Reserves Fund 0.08% (d) (e) (f) (Cost $56,886,155)	56,886,155	$56,886,155

TOTAL INVESTMENTS — 102.1%
(Cost $630,139,863)		630,902,026

LESS UNFUNDED LOAN COMMITMENTS — (0.00)% (g)
(Cost $95,423)		(96,397)

NET INVESTMENTS — 102.1% (h)
(Cost $630,044,440)		630,805,629

OTHER ASSETS & LIABILITIES — (2.1)%		(13,180,929)

NET ASSETS — 100.0%		$617,624,700

*	The interest rate shown represents the rate at period end
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees (See accompanying Notes to Schedules of Investments)
(b)	Unfunded or partially unfunded loan commitments
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(e)	The rate shown is the annualized seven-day yield at period end
(f)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments.)

SPDR SSgA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Ultra Short Term Bond Portfolio. The schedule of investments for the SSgA Ultra Short Term Bond Portfolio follows.

SSgA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
ASSET BACKED SECURITIES — 30.7%
AUTOMOBILES — 22.5%
Ally Master Owner Trust, 1.54%, 9/15/16	$350,000	$351,601
BMW Vehicle Lease Trust, 0.54%, 9/21/15	300,000	300,226
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	300,000	300,393
Ford Credit Auto Lease Trust, 0.46%, 5/15/15	195,025	195,040
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	300,000	300,065
Ford Credit Floorplan Master Owner Trust, 0.56%, 2/15/19 (b)	200,000	200,028
GE Dealer Floorplan Master Note Trust, 0.65%, 6/20/17 (b)	350,000	351,142
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	323,128	323,723
Santander Drive Auto Receivables Trust
0.55%, 9/15/16	188,583	188,668
0.80%, 10/17/16 (a)	111,145	111,273
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	245,978	246,462
Volkswagen Auto Lease Trust, 0.87%, 7/20/15	282,928	283,472

		3,152,093

CREDIT CARD RECEIVABLES — 5.4%
Barclays Dryrock Issuance Trust, 0.53%, 12/16/19 (b)	200,000	200,116
Citibank Credit Card Issuance Trust, 0.58%, 9/10/20 (b)	250,000	250,842
Discover Card Execution Note Trust, 0.59%, 7/15/21 (b)	300,000	300,727

		751,685

STUDENT LOAN ABS — 2.8%
SLM Student Loan Trust, 0.44%, 7/25/19 (b)	400,000	400,000

TOTAL ASSET BACKED SECURITIES
(Cost $4,302,059)		$4,303,778

CORPORATE BONDS & NOTES — 66.3%
AEROSPACE & DEFENSE — 0.8%
The Boeing Co., 3.50%, 2/15/15	110,000	112,898

AUTOMOBILES — 5.7%
Daimler Finance North America LLC, 1.88%, 9/15/14 (a)	325,000	326,962

Security Description	Principal Amount	Value
Volkswagen International Finance NV
1.63%, 3/22/15 (a)	$325,000	$328,693
1.88%, 4/1/14 (a)	150,000	150,000

		805,655

BANKS — 21.2%
American Express Centurion Bank, 0.69%, 11/13/15 (b)	160,000	160,733
Bank of America NA, 0.71%, 2/14/17 (b)	250,000	250,002
Bank of Montreal
0.48%, 9/24/15 (b)	150,000	150,138
0.76%, 7/15/16 (b)	175,000	175,915
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 0.71%, 3/18/16 (b)	325,000	326,786
Nederlandse Waterschapsbank NV, 0.44%, 10/18/16 (a) (b)	200,000	200,001
Royal Bank of Canada, 0.61%, 3/8/16 (b)	250,000	250,868
Standard Chartered PLC, 5.50%, 11/18/14 (a)	300,000	309,330
Svenska Handelsbanken AB
0.68%, 3/21/16 (b)	250,000	251,003
4.88%, 6/10/14 (a)	200,000	201,697
US Bancorp, 0.73%, 11/15/18 (b)	150,000	150,274
US Bank NA, 4.80%, 4/15/15	100,000	104,266
Wells Fargo & Co., 1.50%, 7/1/15	120,000	121,397
Wells Fargo Bank NA, 0.52%, 7/20/15 (b)	325,000	325,799

		2,978,209

BEVERAGES — 2.6%
Anheuser-Busch InBev Worldwide, Inc.
3.63%, 4/15/15	200,000	206,328
5.38%, 11/15/14	150,000	154,562

		360,890

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc., 0.52%, 3/3/17 (b)	350,000	350,708

CONSUMER FINANCE — 2.3%
Caterpillar Financial Services Corp., 0.47%, 2/26/16 (b)	325,000	325,704

DIVERSIFIED FINANCIAL SERVICES — 15.7%
American Express Credit Corp., 5.13%, 8/25/14	200,000	203,732
Boeing Capital Corp., 3.25%, 10/27/14	350,000	355,775

SSgA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC
0.57%, 11/6/15 (b)	$150,000	$150,477
1.70%, 12/5/14	200,000	201,724
General Electric Capital Corp.
0.43%, 5/11/16 (b)	300,000	299,585
0.62%, 7/10/15 (b)	70,000	70,275
1.11%, 5/9/16 (b)	150,000	151,947
JPMorgan Chase & Co.
0.69%, 4/23/15 (b)	325,000	325,967
3.70%, 1/20/15	140,000	143,524
PACCAR Financial Corp., 0.51%, 2/8/16 (b)	300,000	300,790

		2,203,796

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.
0.88%, 2/13/15	100,000	100,391
5.10%, 9/15/14	325,000	331,809

		432,200

HEALTH CARE PROVIDERS & SERVICES — 2.5%
UnitedHealth Group, Inc.
4.88%, 3/15/15	140,000	145,907
5.00%, 8/15/14	200,000	203,344

		349,251

MEDIA — 3.2%
NBCUniversal Enterprise, Inc.
0.78%, 4/15/16 (a) (b)	300,000	300,803
0.92%, 4/15/18 (a) (b)	150,000	150,881

		451,684

METALS & MINING — 3.6%
Rio Tinto Finance USA PLC
1.07%, 6/17/16 (b)	300,000	302,583
1.13%, 3/20/15	200,000	201,098

		503,681

OIL, GAS & CONSUMABLE FUELS — 1.1%
Total Capital Canada, Ltd., 0.62%, 1/15/16 (b)	160,000	160,886

PHARMACEUTICALS — 1.1%
Merck & Co., Inc., 0.60%, 5/18/18 (b)	150,000	150,313

ROAD & RAIL — 0.9%
Canadian National Railway Co., 0.44%, 11/6/15 (b)	119,000	119,001

TOTAL CORPORATE BONDS & NOTES
(Cost $9,299,946)		$9,304,876

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Note, 0.25%, 6/30/14	200,000	200,094

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $200,047)		$200,094

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Liquid Reserves Fund 0.08% (c) (d) (e) (Cost $186,863)	186,863	$186,863

TOTAL INVESTMENTS — 99.8% (f)
(Cost $13,988,915)		13,995,611

OTHER ASSETS & LIABILITIES — 0.2%		34,306

NET ASSETS — 100.0%		$14,029,917

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 17.0% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at March 31, 2014. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(d)	The rate shown is the annualized seven-day yield at period end
(e)	Value is determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments.)

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Core Equity Portfolio follows.

SSgA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 4.3%
Huntington Ingalls Industries, Inc.	578	$59,106
Lockheed Martin Corp.	1,010	164,873

		223,979

AUTO COMPONENTS — 3.0%
The Goodyear Tire & Rubber Co.	5,952	155,526

BANKS — 7.4%
Citigroup, Inc.	1,772	84,347
JPMorgan Chase & Co.	3,540	214,913
Wells Fargo & Co.	1,706	84,857

		384,117

BIOTECHNOLOGY — 2.9%
Amgen, Inc.	1,226	151,215

CONSUMER FINANCE — 2.9%
Discover Financial Services	1,270	73,901
SLM Corp.	3,176	77,749

		151,650

CONTAINERS & PACKAGING — 1.5%
Packaging Corp. of America	1,140	80,222

DIVERSIFIED CONSUMER SERVICES — 1.2%
Apollo Education Group, Inc. (a)	1,856	63,549

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
Verizon Communications, Inc.	4,448	211,591

ELECTRIC UTILITIES — 0.8%
OGE Energy Corp.	1,070	39,333

FOOD & STAPLES RETAILING — 3.2%
The Kroger Co.	3,136	136,886
Wal-Mart Stores, Inc.	376	28,738

		165,624

FOOD PRODUCTS — 0.9%
The JM Smucker Co.	478	46,481

GAS UTILITIES — 0.5%
National Fuel Gas Co.	380	26,615

HEALTH CARE PROVIDERS & SERVICES — 10.2%
AmerisourceBergen Corp.	546	35,812
Cardinal Health, Inc.	2,300	160,954
McKesson Corp.	948	167,388
WellPoint, Inc.	1,632	162,466

		526,620

HOUSEHOLD PRODUCTS — 1.5%
The Procter & Gamble Co.	958	77,215

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.7%
The AES Corp.	9,728	$138,916

INSURANCE — 4.7%
Everest Re Group, Ltd.	625	95,656
Validus Holdings, Ltd.	3,866	145,787

		241,443

INTERNET SOFTWARE & SERVICES — 7.4%
Facebook, Inc. (Class A) (a)	3,060	184,335
Google, Inc. (Class A) (a)	177	197,268

		381,603

IT SERVICES — 4.0%
International Business Machines Corp.	864	166,311
VeriFone Systems, Inc. (a)	1,280	43,290

		209,601

MEDIA — 3.3%
Comcast Corp. (Class A)	990	49,520
DIRECTV (Class A) (a)	696	53,188
Time Warner Cable, Inc.	488	66,944

		169,652

OIL, GAS & CONSUMABLE FUELS — 9.3%
Chevron Corp.	580	68,968
Exxon Mobil Corp.	2,410	235,409
Valero Energy Corp.	3,362	178,522

		482,899

PHARMACEUTICALS — 3.5%
Johnson & Johnson	1,842	180,940

SOFTWARE — 3.7%
Oracle Corp.	4,726	193,340

SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	660	83,490

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	332	178,197
Hewlett-Packard Co.	5,944	192,348

		370,545

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Michael Kors Holdings, Ltd. (a)	1,600	149,232

TOBACCO — 4.2%
Altria Group, Inc.	1,804	67,524
Lorillard, Inc.	1,252	67,708
Philip Morris International, Inc.	982	80,396

		215,628

TOTAL COMMON STOCKS (Cost $4,979,035)		$5,121,026

SSgA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.08% (b) (c) (Cost $66,085)	66,085	$66,085

TOTAL INVESTMENTS — 100.1% (d)
(Cost $5,045,120)		5,187,111

OTHER ASSETS & LIABILITIES — (0.1)%		(2,996)

NET ASSETS — 100.0%		$5,184,115

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Growth Equity Portfolio follows.

SSgA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 5.6%
Lockheed Martin Corp.	1,082	$176,626
Precision Castparts Corp.	202	51,057
The Boeing Co.	464	58,227

		285,910

AIRLINES — 0.6%
Copa Holdings SA (Class A)	202	29,328

AUTO COMPONENTS — 3.5%
The Goodyear Tire & Rubber Co.	6,960	181,865

AUTOMOBILES — 0.5%
General Motors Co.	680	23,406

BEVERAGES — 2.3%
The Coca-Cola Co.	3,092	119,537

BIOTECHNOLOGY — 3.3%
Amgen, Inc.	936	115,446
Celgene Corp. (a)	374	52,211

		167,657

CHEMICALS — 3.6%
LyondellBasell Industries NV (Class A)	2,110	187,663

COMMUNICATIONS EQUIPMENT — 0.7%
QUALCOMM, Inc.	428	33,752

CONSUMER FINANCE — 1.2%
Discover Financial Services	1,022	59,470

CONTAINERS & PACKAGING — 1.4%
Packaging Corp. of America	1,024	72,059

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Moody’s Corp.	1,458	115,648

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
Verizon Communications, Inc.	3,198	152,129

FOOD & STAPLES RETAILING — 5.6%
CVS Caremark Corp.	916	68,572
The Kroger Co.	3,464	151,204
Wal-Mart Stores, Inc.	922	70,468

		290,244

HEALTH CARE PROVIDERS & SERVICES — 9.2%
AmerisourceBergen Corp.	1,252	82,119
Cardinal Health, Inc.	2,080	145,558
Community Health Systems, Inc. (a)	994	38,935
McKesson Corp.	970	171,273
WellPoint, Inc.	344	34,245

		472,130

Security Description	Shares	Value
INSURANCE — 3.0%
Validus Holdings, Ltd.	4,104	$154,762

INTERNET SOFTWARE & SERVICES — 9.3%
Facebook, Inc. (Class A) (a)	3,180	191,563
Google, Inc. (Class A) (a)	127	141,543
VeriSign, Inc. (a)	2,716	146,419

		479,525

IT SERVICES — 6.3%
Cognizant Technology Solutions Corp. (Class A) (a)	2,080	105,269
FleetCor Technologies, Inc. (a)	1,210	139,271
International Business Machines Corp.	425	81,808

		326,348

MACHINERY — 0.2%
Timken Co.	220	12,932

MEDIA — 7.3%
Comcast Corp. (Class A)	3,984	199,280
Time Warner Cable, Inc.	1,286	176,413

		375,693

MULTILINE RETAIL — 1.3%
Macy’s, Inc.	1,134	67,235

OIL, GAS & CONSUMABLE FUELS — 3.0%
Marathon Petroleum Corp.	1,768	153,887

PHARMACEUTICALS — 1.5%
Johnson & Johnson	792	77,798

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Simon Property Group, Inc.	442	72,488

ROAD & RAIL — 0.6%
Union Pacific Corp.	156	29,275

SOFTWARE — 10.4%
Intuit, Inc.	656	50,991
Microsoft Corp.	2,958	121,248
Oracle Corp.	6,078	248,651
PTC, Inc. (a)	2,210	78,300
Symantec Corp.	1,742	34,788

		533,978

SPECIALTY RETAIL — 0.9%
The Home Depot, Inc.	566	44,788

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	120	64,409

TEXTILES, APPAREL & LUXURY GOODS — 4.4%
Hanesbrands, Inc.	926	70,820
Michael Kors Holdings, Ltd. (a)	1,666	155,388

		226,208

SSgA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Shares	Value
TOBACCO — 5.2%
Altria Group, Inc.	1,808	$67,674
Lorillard, Inc.	1,314	71,061
Philip Morris International, Inc.	1,598	130,828

		269,563

TOTAL COMMON STOCKS
(Cost $4,968,235)		$5,079,687

SHORT TERM INVESTMENT — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund 0.08% (b) (c) (Cost $56,110)	56,110	56,110

TOTAL INVESTMENTS — 99.9% (d)
(Cost $5,024,345)		5,135,797

OTHER ASSETS & LIABILITIES — 0.1%		5,012

NET ASSETS — 100.0%		$5,140,809

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSgA MFS Systematic Value Equity Portfolio follows.

SSgA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 5.1%
Northrop Grumman Corp.	1,456	$179,641
Raytheon Co.	852	84,169

		263,810

AUTO COMPONENTS — 1.2%
The Goodyear Tire & Rubber Co.	2,310	60,360

AUTOMOBILES — 1.3%
General Motors Co.	1,880	64,710

BANKS — 12.8%
Citigroup, Inc.	3,710	176,596
JPMorgan Chase & Co.	4,216	255,954
The PNC Financial Services Group, Inc.	940	81,780
Wells Fargo & Co.	2,868	142,654

		656,984

CAPITAL MARKETS — 2.8%
The Goldman Sachs Group, Inc.	868	142,222

CHEMICALS — 1.7%
CF Industries Holdings, Inc.	336	87,575

CONSUMER FINANCE — 2.4%
Discover Financial Services	1,370	79,720
SLM Corp.	1,684	41,225

		120,945

DIVERSIFIED CONSUMER SERVICES — 1.5%
Apollo Education Group, Inc. (a)	2,232	76,424

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	1,070	50,900

ELECTRIC UTILITIES — 1.3%
Edison International	1,180	66,800

FOOD & STAPLES RETAILING — 1.3%
The Kroger Co.	1,542	67,308

FOOD PRODUCTS — 1.2%
Mondelez International, Inc. (Class A)	1,720	59,426

GAS UTILITIES — 1.4%
National Fuel Gas Co.	998	69,900

HEALTH CARE PROVIDERS & SERVICES — 9.9%
Cardinal Health, Inc.	2,340	163,753
HCA Holdings, Inc. (a)	2,218	116,445
McKesson Corp.	290	51,205
WellPoint, Inc.	1,756	174,810

		506,213

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.5%
Royal Caribbean Cruises, Ltd.	1,380	$75,293

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.1%
The AES Corp.	11,094	158,422

INSURANCE — 8.7%
Assurant, Inc.	820	53,267
Everest Re Group, Ltd.	1,036	158,560
Prudential Financial, Inc.	1,740	147,291
The Travelers Cos., Inc.	480	40,848
Validus Holdings, Ltd.	1,204	45,403

		445,369

INTERNET SOFTWARE & SERVICES — 3.2%
VeriSign, Inc. (a)	1,616	87,118
Yahoo!, Inc. (a)	2,144	76,970

		164,088

MACHINERY — 1.1%
Oshkosh Corp.	920	54,160

MEDIA — 2.3%
Comcast Corp. Class A	1,108	55,422
Time Warner Cable, Inc.	450	61,731

		117,153

MULTILINE RETAIL — 2.7%
Macy’s, Inc.	2,336	138,501

OIL, GAS & CONSUMABLE FUELS — 14.6%
Chesapeake Energy Corp.	2,552	65,382
Chevron Corp.	1,586	188,591
Exxon Mobil Corp.	3,024	295,384
Marathon Petroleum Corp.	1,060	92,263
Valero Energy Corp.	1,974	104,820

		746,440

PHARMACEUTICALS — 6.6%
Endo International PLC (a)	522	35,835
Johnson & Johnson	1,204	118,269
Merck & Co., Inc.	1,518	86,177
Pfizer, Inc.	3,080	98,930

		339,211

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Vornado Realty Trust	598	58,939

SOFTWARE — 2.8%
PTC, Inc. (a)	2,250	79,718
Symantec Corp.	3,290	65,701

		145,419

SSgA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
Hewlett-Packard Co.	5,908	$191,183
SanDisk Corp.	722	58,619

		249,802

TOBACCO — 1.5%
Lorillard, Inc.	1,426	77,118

TOTAL COMMON STOCKS (Cost $4,974,004)		$5,063,492

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.08% (b) (c) (Cost $48,261)	48,261	48,261

TOTAL INVESTMENTS — 99.9% (d)
(Cost $5,022,265)		5,111,753

OTHER ASSETS & LIABILITIES — 0.1%		3,849

NET ASSETS — 100.0%		$5,115,602

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (See accompanying Notes to Schedules of Investments.)

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (Unaudited)

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated implementation of procedures concerning securities valuation to State Street Bank and Trust Company as Accounting Agent, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs. Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of March 31, 2014:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$118,110,153	$—		$—	$118,110,153
SSgA Income Allocation Portfolio	96,312,400	—		—	96,312,400
SSgA Global Allocation Portfolio	83,955,021	—		—	83,955,021
Blackstone / GSO Senior Loan Portfolio	56,886,155	573,919,474	*	—	630,805,629
SSgA Ultra Short Term Bond Portfolio	186,863	13,808,748		—	13,995,611
SSgA MFS Systematic Core Equity Portfolio	5,187,111	—		—	5,187,111
SSgA MFS Systematic Growth Equity Portfolio	5,135,797	—		—	5,135,797
SSgA MFS Systematic Value Equity Portfolio	5,111,753	—		—	5,111,753

*	Less Unfunded Loan Commitments

There were no transfers between levels for the period ended March 31, 2014.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at March 31, 2014, and for the period then ended are:

SPDR SSgA Multi- Asset Real Return Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	288,046	$16,006,716	$10,198,477	184,037	$12,022,960	218,805	253,278	$14,077,191	$106,175	$(475,157)
SPDR DB International Government Inflation-Protected Bond ETF	179,144	10,313,320	5,664,741	96,667	9,791,498	166,685	109,126	6,557,382	150,293	(384,075)
SPDR S&P Global Natural Resources ETF	866,592	38,987,974	28,634,290	593,961	32,719,316	668,565	791,988	39,868,676	504,519	130,085
SPDR S&P International Energy Sector ETF	103,539	2,396,928	983,054	39,654	1,321,786	51,745	91,448	2,430,779	58,526	73,341
SPDR S&P Metals & Mining ETF	103,088	3,415,306	3,788,286	98,620	4,726,311	115,479	86,229	3,598,336	45,190	115,029
The Energy Select Sector SPDR Fund	31,198	2,444,675	3,815,984	44,532	1,950,053	22,657	53,073	4,726,682	54,568	319,187
SPDR Dow Jones International Real Estate ETF	369,519	14,743,808	5,750,190	141,124	9,826,511	241,540	269,103	11,078,971	448,234	(84,033)
SPDR Dow Jones REIT ETF	171,628	13,035,147	6,799,194	91,803	8,202,012	112,255	151,176	11,796,263	296,811	(143,766)
State Street Institutional Liquid Reserves Fund	154,629	154,629	9,615,173	9,615,173	9,623,012	9,623,012	146,790	146,790	107	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

SPDR SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	399,579	$26,492,087	$3,965,249	56,219	$17,243,604	247,440	208,358	$15,330,982	$544,253	$2,193,492
SPDR Wells Fargo Preferred Stock ETF	458,923	19,949,383	498,959	12,019	14,183,228	334,861	136,081	5,760,309	382,395	(953,286)
The Consumer Discretionary Sector SPDR Fund	—	—	2,006,778	30,736	160,404	2,406	28,330	1,833,517	5,879	3,738
The Financial Select Sector SPDR Fund	91,613	1,785,537	1,560,490	74,863	3,507,549	166,476	—	—	7,059	264,457
The Health Care Select Sector SPDR Fund	—	—	1,976,502	35,329	2,004,054	35,329	—	—	4,088	27,552
The Industrial Select Sector SPDR Fund	—	—	2,989,666	59,742	1,224,551	23,651	36,091	1,888,642	13,215	54,915
The Technology Select Sector SPDR Fund	59,725	1,826,988	3,044,611	87,496	3,098,171	94,786	52,435	1,906,012	8,249	88,025
The Utilities Select Sector SPDR Fund	—	—	2,139,504	57,707	2,181,083	57,707	—	—	31,309	41,579
SPDR Barclays Aggregate Bond ETF	—	—	980,471	17,399	984,602	17,399	—	—	4,199	4,131
SPDR Barclays Convertible Securities ETF	20,742	885,269	1,580,980	34,830	763,309	16,771	38,801	1,877,580	44,062	76,354
SPDR Barclays High Yield Bond ETF	174,086	6,874,656	8,861,864	221,817	7,074,287	175,500	220,403	9,104,848	355,830	138,378
SPDR Barclays Long Term Corporate Bond ETF	713,243	26,924,923	1,588,457	43,211	18,528,848	494,272	262,182	10,293,265	543,566	(1,282,391)
SPDR Barclays Long Term Treasury Bond ETF	212,247	13,616,919	4,078,883	65,997	9,723,040	155,685	122,559	7,819,264	195,986	(582,291)
SPDR Barclays Short Term High Yield Bond	58,976	1,779,896	15,492	514	1,792,876	59,490	—	—	7,885	(31,259)
SPDR Nuveen Barclays Build America Bond ETF	46,701	2,591,438	150,993	2,802	1,799,482	32,874	16,629	956,351	54,575	(86,147)
SPDR Barclays TIPS ETF	149,424	8,303,492	3,978,507	71,847	8,020,444	144,156	77,115	4,286,052	21,699	(581,963)
SPDR EURO STOXX 50 ETF	—	—	3,572,560	100,924	2,504,130	66,527	34,397	1,467,376	14,342	84,041
SPDR Russell/Nomura PRIME Japan ETF	—	—	2,007,172	43,658	973,018	22,267	21,391	927,514	—	(51,370)
SPDR S&P Emerging Markets Dividend ETF	224,002	8,693,517	1,512,012	37,316	8,054,024	208,936	52,382	1,994,706	116,496	(1,171,169)
SPDR Global Infrastructure 100 ETF	249,730	10,158,767	301,158	7,023	7,447,513	174,965	81,788	3,904,559	83,689	256,503
SPDR S&P International Dividend ETF	236,886	10,340,074	1,005,074	21,758	6,373,725	139,874	118,770	5,769,847	211,267	(68,975)
SPDR S&P International Telecommunications Sector ETF	106,930	2,476,499	52,408	2,099	2,739,890	109,029	—	—	3,376	266,963
SPDR STOXX Europe 50 ETF	152,694	5,041,956	3,001,046	80,602	3,101,996	87,718	145,578	5,587,284	197,735	304,506
SPDR Barclays Emerging Markets Local Bond ETF	175,002	5,188,809	1,311,710	44,547	3,602,100	120,892	98,657	2,925,180	60,197	(228,913)
SPDR Barclays International Corporate Bond ETF	122,066	4,192,967	2,500,547	68,679	4,845,609	139,733	51,012	1,904,278	14,177	(84,738)
SPDR Dow Jones International Real Estate ETF	214,867	8,573,193	2,022,528	48,738	6,679,978	162,567	101,038	4,159,735	200,088	(109,946)
SPDR Dow Jones REIT ETF	81,004	6,152,254	3,404,389	45,398	3,659,114	47,292	79,110	6,172,953	134,548	162,566
State Street Institutional Liquid Reserves Fund	620,536	620,536	9,915,185	9,915,185	10,093,575	10,093,575	442,146	442,146	258	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

SPDR SSgA Global Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	44,700	$7,152,447	$6,102,534	33,913	$3,472,866	20,487	58,126	$10,871,887	$111,840	$236,276
SPDR S&P 500 Growth ETF	—	—	1,683,026	19,098	—	—	19,098	1,650,449	5,128	0
SPDR S&P 500 Value ETF	18,869	1,550,088	3,020,255	32,701	1,376,799	15,626	35,944	3,391,317	26,413	97,359
SPDR S&P 600 Small Cap ETF	18,111	1,572,578	2,743,955	27,398	2,208,973	21,553	23,956	2,489,028	82,683	132,626
SPDR S&P Dividend ETF	8,746	579,860	363,955	5,087	1,005,193	13,833	—	—	17,339	126,719
SPDR S&P MidCap 400 ETF Trust	4,927	1,036,542	766,724	3,206	339,101	1,454	6,679	1,673,557	11,105	44,575
The Consumer Discretionary Select Sector SPDR Fund	18,730	1,056,372	794,349	12,439	379,720	6,135	25,034	1,620,201	13,071	27,503
The Financial Select Sector SPDR Fund	53,233	1,037,511	1,208,672	61,181	2,353,035	114,414	—	—	—	187,025
The Health Care Select Sector SPDR Fund	—	—	2,413,262	46,105	2,470,404	46,105	—	—	9,291	57,142
The Industrial Select Sector SPDR Fund	—	—	4,256,466	87,518	2,794,392	55,602	31,916	1,670,164	18,155	153,592
The Technology Select Sector SPDR Fund	—	—	2,821,617	81,148	1,212,535	34,771	46,377	1,685,804	7,147	34,233
SPDR Wells Fargo Preferred Stock ETF	59,176	2,572,381	95,350	2,210	2,593,705	61,386	—	—	—	(203,575)
SPDR Barclays Aggregate Bond ETF	109,790	6,243,757	6,563,601	115,587	8,593,176	151,723	73,654	4,206,380	99,923	(165,387)
SPDR Barclays High Yield Bond ETF	25,999	1,026,701	5,644,338	140,783	1,772,861	44,231	122,551	5,062,582	161,062	7,696
SPDR Barclays Intermediate Term Corporate Bond ETF	46,629	1,566,035	174,705	5,168	1,743,136	51,797	—	—	11,014	(41,220)
SPDR Barclays Long Term Corporate Bond ETF	28,079	1,059,982	881,379	23,318	279,170	7,460	43,937	1,724,966	42,909	(7,967)
SPDR Barclays Short Term High Yield Bond ETF	17,294	521,933	—	—	521,172	17,294	—	—	2,312	(10,366)
SPDR Barclays TIPS ETF	32,448	1,803,136	2,854,550	51,525	471,510	8,464	75,509	4,196,790	10,079	(13,666)
SPDR DB International Government Inflation-Protected Bond ETF	13,281	764,587	1,078,814	18,353	199,595	3,390	28,244	1,697,182	13,270	(3,974)
SPDR EURO STOXX 50 ETF	—	—	3,172,746	76,370	673,901	16,509	59,861	2,553,670	5,659	(11,664)
SPDR Russell/Nomura PRIME Japan ETF	63,112	2,698,669	4,686,966	104,230	2,359,409	53,666	113,676	4,928,992	31,596	(14,975)
SPDR S&P Emerging Markets ETF	26,308	1,568,220	2,660,513	43,229	3,438,301	55,706	13,831	877,439	17,763	(64,068)
SPDR S&P International Small Cap ETF	53,091	1,531,144	1,130,851	34,206	428,341	13,462	73,835	2,502,268	45,435	41,962
SPDR S&P World ex-US ETF	378,827	9,519,923	8,524,292	299,649	2,907,668	105,330	573,146	16,861,955	114,915	213,241
SPDR STOXX Europe 50 ETF	30,060	992,581	2,216,560	59,131	941,887	24,965	64,226	2,464,994	85,222	33,145
SPDR Barclays Emerging Markets Local Bond ETF	1,014	30,065	—	—	29,906	1,014	—	—	—	(646)
SPDR Barclays International Corporate Bond ETF	44,149	1,516,518	2,276,800	62,664	2,239,362	62,035	44,778	1,671,563	19,311	1,647
SPDR Barclays International Treasury Bond ETF	8,626	485,472	2,492,761	42,990	1,343,697	23,253	28,363	1,684,195	15,294	(6,161)
SPDR Dow Jones International Real Estate ETF	25,764	1,027,983	1,701,069	41,183	256,949	6,105	60,842	2,504,865	62,298	19,179
SPDR Dow Jones REIT ETF	13,662	1,037,629	3,471,831	45,448	350,032	4,585	54,525	4,254,586	56,986	8,261
State Street Institutional Liquid Reserves Fund	1,648,718	1,648,718	12,707,327	12,707,327	12,645,858	12,645,858	1,710,187	1,710,187	595	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2014 (Unaudited)

Blackstone / GSO Senior Loan Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	96,122,680	$96,122,680	$279,190,789	279,190,789	$318,427,314	318,427,314	56,886,155	$56,886,155	$45,754	$—

SSgA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$4,661,474	4,661,474	$4,474,611	4,474,611	186,863	$186,863	$89	$—

SSgA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund	—	$—	$68,721	68,721	$2,636	2,636	66,085	$66,085	$17	$—

SSgA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund	—	$—	$60,876	60,876	$4,766	4,766	56,110	$56,110	$7	$—

SSgA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund	—	$—	$55,339	55,339	$7,078	7,078	48,261	$48,261	$6	$—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2014, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$118,654,379	$1,053,112	$1,597,338	$(544,226)
SSgA Income Allocation Portfolio	95,020,606	3,443,594	2,151,800	1,291,794
SSgA Global Allocation Portfolio	80,108,129	4,067,911	221,019	3,846,892
Blackstone / GSO Senior Loan Portfolio	630,139,863	2,404,771	1,642,608	762,163
SSgA Ultra Short Term Bond Portfolio	13,988,915	10,463	3,767	6,696
SSgA MFS Systematic Core Equity Portfolio	5,045,120	196,884	54,893	141,991
SSgA MFS Systematic Growth Equity Portfolio	5,024,345	213,172	101,720	111,452
SSgA MFS Systematic Value Equity Portfolio	5,022,265	213,662	124,174	89,488

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date: May 21, 2014